Income taxes - Disclosure of Current and Deferred Taxes (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
OTHER COMPREHENSIVE (INCOME) LOSS
Current taxes	$ 0	$ 3
Deferred taxes	(172)	(90)
Total income taxes (expense) recovery	(172)	(87)
DEFICIT
Current taxes	14	4
Deficit	(20)	13
Total income taxes (expense) recovery	$ (6)	$ 17